Revenue from contracts with customers - Schedule Of Revenue Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of performance obligations [abstract]
Amounts included in contract liabilities	¥ 578,435	$ 83,555	¥ 623,176